15. Stock Option Plan and Equity Compensation Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Exercise Price [Roll Forward]
Options outstanding (in dollars per share)	$ 0.00	$ 15.00
Granted (in dollars per share)	0.00	0.00
Exercised (in dollars per share)	0.00	0.00
Expired (in dollars per share)	0.00	15.00
Options outstanding and exercisable (in dollars per share)	$ 0.00	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding (in shares)	0	55,600
Granted (in shares)	0	0
Exercised (in shares)	0	0
Expired (in shares)	0	(55,600)
Options outstanding and exercisable (in shares)	0	0
Restricted Stock Awards Granted	5.10
Restricted Stock Awards Granted	$ 86,667
Stock Options [Member] | 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized (in shares)	200,000